PGIM Target Date 2025 Fund
Schedule of Investments (unaudited) as of October 31, 2025
Description	Shares	Value
Long-Term Investments 93.9%
Affiliated Mutual Funds
Domestic Equity — 26.2%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	61,155	$886,742
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	214,107	11,069,326
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	94,053	937,705
		12,893,773
Fixed Income — 53.7%
PGIM Core Conservative Bond Fund (Class R6)	700,168	6,126,470
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	402,716	2,959,966
PGIM TIPS Fund (Class R6)	1,101,993	9,333,881
PGIM Total Return Bond Fund (Class R6)	654,499	7,991,435
		26,411,752
International Equity — 14.0%
PGIM Global Real Estate Fund (Class R6)	142,005	2,939,510
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	233,628	3,924,950
		6,864,460

Total Long-Term Investments (cost $39,795,417)		46,169,985

Short-Term Investment 6.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $2,987,077)	2,987,077	2,987,077

TOTAL INVESTMENTS 100.0% (cost $42,782,494)(wa)		49,157,062
Liabilities in excess of other assets (0.0)%		(2,187)

Net Assets 100.0%		$49,154,875

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2025 Fund